Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Measurement of fair values (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) Year	Dec. 31, 2016 EUR (€) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average option exercise price	€ 1
Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario	551
Share price IPO Scenario	1,489
Weighted average option exercise price	€ 1,091	€ 1,260
Volatility	37.20%
Dividend yield	0.00%	0.00%
Risk-free rate	(0.653%)
Weighted-average option fair value	€ 520,000	€ 324,000
Bottom of range | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario		291
Share price IPO Scenario		€ 1,289
Volatility		35.90%
Expected life | Year	2.8	1.0
Risk-free rate		(0.743%)
Fair value per Option	€ 481	€ 271
Top of range | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario		380
Share price IPO Scenario		€ 1,381
Volatility		37.90%
Expected life | Year	3.8	2.8
Risk-free rate		(0.462%)
Fair value per Option	€ 572	€ 383